EQUIPMENT SUBJECT TO OPERATING LEASES	12 Months Ended
Dec. 31, 2011
Equipment Subject to Operating Leases [Abstract]
EQUIPMENT SUBJECT TO OPERATING LEASES
EQUIPMENT SUBJECT TO OPERATING LEASES

Operating leases arise from leasing the Company’s products to customers.  Initial noncancellable lease terms typically range up to 84 months.  The net book value of equipment subject to operating leases was approximately $64 million and $68 million (net of accumulated depreciation of approximately $33 million) at December 31, 2011 and 2010, and is included in Other assets on the Company’s Consolidated Balance Sheet.  The equipment is depreciated on a straight-line basis over its estimated useful life.

Future minimum lease payments to be received under noncancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2012	$17.0
2013	8.6
2014	4.3
2015	1.9
2016	1.7
Thereafter	—
$33.5

The Company received approximately $20 million and $9 million of rental income from assets subject to operating leases with lease terms greater than one year during 2011 and 2010, respectively, none of which represented contingent rental payments.